Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 232,029	$ 166,824	$ 131,841
Cost of revenue	62,550	49,828	40,161
Gross profit	169,479	116,996	91,680
Operating expenses:
Sales and marketing	153,643	103,478	51,234
Technology and content	65,998	49,293	36,159
General and administrative	68,351	46,971	18,130
Total operating expenses	287,992	199,742	105,523
Loss from operations	(118,513)	(82,746)	(13,843)
Other (expense) income:
Interest expense	(6,826)	(11,665)	(6,320)
Loss on debt extinguishment	(4,085)	(1,882)	0
Other income, net	1,504	81	45
Loss before income taxes	(127,920)	(96,212)	(20,118)
Provision for income taxes	(664)	(324)	(494)
Net loss	(128,584)	(96,536)	(20,612)
Less: Net loss attributable to non-controlling interests	(44,917)	0	0
Net loss attributable to Pluralsight, Inc.	(83,667)	(96,536)	(20,612)
Less: Accretion of Series A redeemable convertible preferred units	(176,275)	(63,800)	(6,325)
Net loss attributable to common shares	$ (259,942)	$ (160,336)	$ (26,937)